UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Bond Fund of America®
Investment portfolio
October 31, 2014
unaudited
Bonds, notes & other debt instruments 89.83% Alabama 1.01%	Principal amount (000)	Value (000)
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	$10,000	$12,031
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	12,000	14,158
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2026	10,470	12,214
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,710
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,417
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	15,855	17,136
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	4,500	4,919
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	4,750	5,197
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	13,000	14,590
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,766
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,050
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	4,000	4,461
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2039	3,200	3,420
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	1,000	1,104
		98,173
Alaska 0.07%
City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Assured Guaranty Municipal insured, 5.00% 2016	870	880
City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Assured Guaranty Municipal insured, 5.00% 2016 (preref. 2015)	1,165	1,179
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, National insured, 6.50% 2014	5,000	5,027
		7,086
Arizona 2.96%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.91% 2048 (put 2020)[1]	4,000	4,064
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2015	5,365	5,602
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,825
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	703
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,062
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,753
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,104
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,393
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,759
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,309
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,332
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,967
The Tax-Exempt Bond Fund of America — Page 1 of 63

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	$1,630	$1,845
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,510	3,944
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,091
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,176
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,588
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[2]	5,645	5,448
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,179
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.967% 2037[1]	22,200	19,997
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2014-A, 5.00% 2044	4,000	4,452
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,688
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2027	5,035	5,613
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2028	4,000	4,421
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2038	10,000	11,035
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.25% 2026	3,500	3,949
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,315
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,324
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	5,400	6,124
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	12,000	12,838
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,157
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,683
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project), Series 2014-A, 6.75% 2044[2]	1,500	1,700
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	12,814
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,374
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,168
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	1,010
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,084
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,007
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2024	3,000	3,378
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2028	8,500	9,429
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,966
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,975
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,510
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,597
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,781
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,500	2,694
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,579
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	5,000	5,946
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,421
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,488
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2013, 5.00% 2043	3,000	3,334
The Tax-Exempt Bond Fund of America — Page 2 of 63

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Board of Regents, University of Arizona SPEED Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2014, 5.00% 2033	$1,000	$1,151
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 6.00% 2027	2,000	2,314
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2023	825	918
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	1,034
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,557
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,585
		286,554
California 11.31%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	6,061
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	11,600	13,907
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2032	1,235	1,383
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2033	1,330	1,483
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2034	1,620	1,795
Community Facs. Dist. of the City of Aliso Viejo, 2014 Special Tax Bonds (Glenwood at Aliso Viejo), 5.00% 2038[3]	2,900	3,190
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	2,020	2,089
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging), Series 2008-A, 5.65% 2038	1,000	1,101
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,634
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,372
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	4,858
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,102
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,005	1,092
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,150	1,228
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,975
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2042	1,000	1,090
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	7,315	7,973
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,868
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,844
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.00% 2024	1,000	1,191
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.125% 2029	1,000	1,190
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,920
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	2,000	2,242
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unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	$1,100	$1,292
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	1,000	1,165
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	300	347
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.96% 2045 (put 2023)[1]	5,000	5,011
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.96% 2047 (put 2023)[1]	4,000	4,009
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.16% 2045 (put 2024)[1]	10,000	10,202
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034 (preref. 2018)	3,980	4,558
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	10,000	11,778
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,922
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,329
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	1,000	1,014
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047	1,780	1,827
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	2,000	2,236
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2026	1,200	1,415
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,476
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,503
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	827
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,091
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	787
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,171
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2031	1,100	1,270
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2032	1,160	1,333
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2033	1,215	1,391
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,544
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,209
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	1,000	1,117
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2024	1,640	1,770
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	7,936
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2028	1,370	1,586
Successor Agcy. to the Redev. Agcy. of the City of Chino, Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2029	1,325	1,529
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,495	2,764
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	4,990	5,398
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 4.875% 2037	310	316
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,015	3,057
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	$17,750	$20,959
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,950
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,152
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,740
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,015
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	466
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,850	2,160
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,389
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2013-U-3, 5.00% 2043	5,000	6,615
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	3,860	5,193
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,221
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	102
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	887
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,490
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,673
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2010-B, 0.86% 2015[1]	2,195	2,197
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	295
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	750	889
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	595	646
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	978
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2021	100	120
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	728
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039	910	1,061
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	55	67
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,024
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	842
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	5,000	5,101
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,464
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,210
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,570	3,071
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	1,034
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	896
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	989
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	1,250	1,395
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	11,827
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,027
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	2,500	2,738
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,717
Various Purpose G.O. Bonds, 5.25% 2028	10,185	12,149
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,585
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,595
Various Purpose G.O. Bonds, 6.00% 2039	10,000	12,195
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,573
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,615
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	6,000	4,485
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2021	1,800	2,167
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2029	$1,000	$1,149
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	4,000	3,270
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,378
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 5.00% 2024	1,295	1,536
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	725	749
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,750	2,841
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	610	670
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,649
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,295
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,609
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,618
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2032	4,250	4,834
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	980	1,197
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	20	24
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,360
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,497
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2037	1,000	1,016
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.32% 2038 (put 2017)[1]	4,000	4,000
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.34% 2047 (put 2016)[1]	3,500	3,500
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A 5.00% 2044	15,500	17,071
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2039	1,000	1,117
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	701
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,455
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,301
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	367
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	782
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,368
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2025	500	590
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,426
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,376
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,612
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,675
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2024	1,200	1,460
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2033	1,890	2,166
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2029	500	551
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	4,149
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,376
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,180
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,385	1,619
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	5,093
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,514
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,128
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	$1,000	$1,120
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2024	750	905
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2029	1,150	1,339
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2030	1,000	1,162
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2031	700	810
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,680
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,530
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,773
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,555
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,555
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,246
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,701
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	7,000	8,165
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	5,000	5,687
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.00% 2029	1,000	1,058
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.375% 2039	3,000	3,192
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	2,000	2,320
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,458
Los Angeles County, Regional Fncg. Auth., Insured Rev. Bonds (MonteCedro Inc. Project), Series 2014-B3, 2.50% 2020	2,335	2,375
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	3,009
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,501
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,723
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	1,140
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	3,278
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,979
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,365
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	2,755	3,000
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	6,009
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	4,115
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,894
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,000	1,086
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,079
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,038
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,030
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	3,400	4,174
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,387
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	$500	$557
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,322
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,631
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	3,085
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,000	3,038
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,640
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,594
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,677
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	4,590	5,452
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,223
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2027	1,300	1,479
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	848
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	15,000	16,242
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,359
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,875
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.00% 2033	1,000	1,036
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045[2]	12,000	12,390
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 4.90% 2018	1,790	1,840
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,337
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.125% 2026	1,770	1,828
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	362
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	796
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,305	2,391
Public Works Board, Lease Rev. Bonds (Judicial Council of California), Series 2014-B, 5.00% 2039	1,000	1,132
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2038	7,450	8,350
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	3,000	3,655
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,967
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,703
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	1,005	1,010
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,291
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,397
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.00% 2038	3,500	3,935
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,944
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,704
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.375% 2037	2,000	2,077
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	3,300	3,971
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	1,830	2,170
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2031	$755	$886
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,177
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	2,174
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2024	1,930	2,276
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2033	2,540	2,844
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	1,500	1,705
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,269
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,150
Successor Agcy to the Redev. Agcy for the County of Riverside, Tax Allocation Housing Rev. Ref. Bonds, 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,145
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2024	1,160	1,386
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2033	1,500	1,702
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	9,265
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.702% 2034[1]	5,000	4,710
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	15,500	16,419
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	3,000	3,427
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	2,500	2,799
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2012-Y, 5.00% 2032	1,675	1,943
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	957
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,171
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,165
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	4,000	4,478
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,692
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	23,713
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	2,000	2,304
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,160
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,632
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,150
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,300
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,524
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	1,016
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	18,936
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,768
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2031	400	452
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,526
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024	7,500	8,835
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2029	$5,665	$6,557
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,201
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,200
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,318
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2018	400	452
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024	800	881
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025	840	930
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,500	1,670
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	2,000	2,004
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,369
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	2,000	2,334
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2024	1,000	1,164
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	4,013
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,522
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	4,250	4,954
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[2]	1,040	1,056
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[2]	2,600	2,637
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	1,000	1,151
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,167
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,287
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	3,165	3,694
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	555	557
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.23% 2040[1]	12,775	12,775
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2034	1,000	1,147
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,629
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	1,000	1,027
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-C, 2.50% 2020	1,000	1,026
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	650	652
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,565	1,764
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	1,335	1,511
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	8,900	9,182
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014-A, Assured Guaranty Municipal insured, 5.25% 2043	1,000	1,129
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,570
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	$2,000	$2,338
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,630
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,000	1,074
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 5.375% 2044	2,000	2,260
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,895
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,000	2,291
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	3,007
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	4,200	4,789
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2013-B-3, 2.10% 2019	1,250	1,251
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,955	2,175
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,522
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	5,476
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	2,000	2,022
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 6.625% 2024	1,680	1,958
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041	2,750	3,245
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	6,094
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	5,962
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,856
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,318
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,562
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2042	1,000	1,116
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,000	1,102
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	9,525	7,653
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	25,440	19,146
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,224
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,442
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,120	2,478
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,736
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023	1,160	1,261
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	705	760
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032	1,000	1,066
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2031	5,000	5,800
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,375
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,530
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,182
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,523
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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AF, 5.00% 2029	$3,590	$4,118
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	3,000	3,361
		1,094,659
Colorado 2.84%
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.375% 2033	1,750	1,999
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,000	1,156
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,796
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,734
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	1,000	855
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	2,215	2,323
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020 (preref. 2015)	1,285	1,349
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,760
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,374
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,969
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,542
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,537
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,413
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	5,000	5,425
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.252% 2033[1]	9,450	8,503
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,214
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	4,032
E-470 Public Highway Auth., Rev. Bonds, Series 2007-CD-2, National insured, 1.81% 2039 (put 2017)[1]	6,400	6,446
Educational and Cultural Facs Auth., Rev. Bonds (Johnson & Wales University Project), Series 2013-A, 5.25% 2043	2,000	2,245
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2027	1,500	1,720
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	2,000	2,237
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	3,000	3,339
Foothills Metropolitan District, Special Rev. Bonds (In the City of Fort Collins), Series 2014, 5.75% 2030	1,250	1,258
Foothills Metropolitan District, Special Rev. Bonds (In the City of Fort Collins), Series 2014, 6.00% 2038	1,170	1,178
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,454
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2004-A, 5.25% 2034	1,300	1,305
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	420	433
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	1,500	1,530
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.25% 2023	1,725	1,793
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2017	1,000	1,063
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2018	2,250	2,380
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2020	1,100	1,155
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2025	$4,215	$4,472
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2006, 5.25% 2031	3,970	4,086
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033	5,490	5,966
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	28,265	30,116
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	1,000	1,129
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	142
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-E, 5.125% 2017 (preref. 2016)	175	192
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,167
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,087
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,400
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,166
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	18,310	18,566
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,510	3,599
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,680
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	2,665	2,876
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021	830	868
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.75% 2031	1,235	1,356
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,000	1,100
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	5,321
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	4,407
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,238
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	387
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,075
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,077
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds, Series 2007, RADIAN insured, 5.00% 2022	2,560	2,693
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds, Series 2007, ACA insured, 5.00% 2021	1,000	1,017
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds, Series 2007, 5.00% 2017	1,030	1,107
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,070	1,115
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	5,155
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	6,150
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,342
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	10,448
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,600	1,805
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	$23,765	$26,682
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.00% 2017	1,115	1,173
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,245
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	1,500	1,514
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,749
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,508
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	2,000	2,000
		274,693
Connecticut 0.19%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,026
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	3,520	3,862
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	4,865	5,324
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,720	2,720
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2001, 6.00% 2016	435	433
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2001, 6.25% 2021	4,500	4,500
		17,865
Delaware 0.04%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	450	467
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,951
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,580
		3,998
District of Columbia 0.73%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,495
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,050
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,829
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	4,000	4,305
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,111
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	2,934
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,662
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,388
G.O. Ref. Bonds, Series 2014-C, 5.00% 2038	1,800	2,087
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	12,000	13,652
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	5,000	5,809
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,095
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,403
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.64% 2040 (put 2016)[1]	7,500	7,518
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,197
		70,535
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Bonds, notes & other debt instruments Florida 8.00%	Principal amount (000)	Value (000)
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	$9,000	$10,474
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	13,525	14,779
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	2,000	2,065
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	3,250	3,588
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,734
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2017	1,300	1,411
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2019	2,900	3,146
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2021	3,210	3,478
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2023	3,545	3,834
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2024	3,725	4,024
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2025	3,920	4,231
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2026	3,120	3,360
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,267
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	13,874
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	22,648
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	6,126
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	5,000	5,781
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	5,000	5,857
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	10,500	12,417
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,449
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[2]	1,250	1,390
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,396
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,455
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	14,755	17,065
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	5,264
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,159
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,717
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,844
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,429
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,110
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,262
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	2,960	2,972
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	2,720	2,602
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2027	2,000	2,212
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	$1,000	$1,086
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	875	877
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	125
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,160	1,217
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	173
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017 (preref. 2015)	150	157
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020 (preref. 2015)	140	147
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016	1,360	1,487
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	55
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2017 (preref. 2016)	85	93
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019	2,165	2,363
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019 (preref. 2016)	75	82
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022	1,930	2,101
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022 (preref. 2016)	70	77
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	1,780	1,936
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	145	159
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2007-A, 5.25% 2022	3,945	4,246
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project), Series 2007-A, 5.65% 2018	2,000	2,292
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	2,265	2,433
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	775	829
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	740	799
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,000	1,091
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,000	5,383
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,839
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,740
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,706
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[2]	3,435	3,727
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	2,344
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,323
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,122
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,325	12,397
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	595	587
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-A, 6.50% 2032	$1,300	$1,279
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038[4]	2,985	985
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011[4]	4,750	1,568
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.81% 2017[1]	11,880	11,934
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,133
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,070
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	1,170	1,290
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	2,695	2,717
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	855	848
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	9,338
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,836
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	575
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	4,040	4,046
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	2,078
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,070
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	5,056
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,562
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,295	12,733
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,385
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,477
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,468
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,147
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,140
Lee County, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,137
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,708
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,418
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System), Series 2007, 5.00% 2022 (preref. 2017)	1,460	1,645
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,300	3,303
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	2,850	2,539
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	2,000	2,198
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	$2,620	$2,625
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,370	1,375
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-B, 0%/7.25% 2022[5]	385	340
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2014-A, 0%/7.25% 2035[3,5]	430	381
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	2,085	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015[4]	725	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038[4]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014[4]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012, 5.25% 2015[4]	590	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	1,210	1,176
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	2,305	2,173
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	2,630	2,644
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,480	2,631
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	1,000	1,067
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 4.00% 2018	2,000	2,149
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2020	1,000	1,154
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	549
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2044	2,250	2,446
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2012-A, 4.00% 2037	1,000	1,027
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	5,000	6,056
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,289
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,990
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,785
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,859
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,788
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,976
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,898
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,800	5,392
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	4,000	4,459
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	4,073
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,156
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,569
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,228
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,435
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	$3,000	$3,535
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,329
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,969
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,718
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.50% 2036	8,000	9,191
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2023	5,480	6,529
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,390	2,866
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	9,185
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	6,116
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	8,614
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,801
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,686
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	133
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,139
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,608
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	7,201
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,175
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,512
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,748
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,840
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,719
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	690	692
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), 5.00% 2022	675	775
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025 (preref. 2015)	5,030	5,253
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,242
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,397
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,634
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	6,167
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,585
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	3,000	3,301
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	8,253
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,411
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	31,105
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,888
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	9,295	9,840
Palm Beach County Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 2.75% 2034	1,200	1,194
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,797
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,715
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	295	303
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,310	1,438
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,290	3,373
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-A, 5.00% 2029	1,240	1,444
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	1,000	1,140
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	$1,775	$1,242
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,485	1,534
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,130	4,304
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.75% 2030	1,000	1,129
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	5,625	6,306
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	3,500	3,942
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds, Series 2006, RADIAN insured, 4.50% 2026	1,000	1,006
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,734
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	330
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,892
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	348
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	8,500	9,062
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	8,000	8,716
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	2,125	2,311
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2008, 5.00% 2028	13,000	14,328
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,097
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,555
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	11,668
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,406
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,583
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	2,550	2,889
Sumter County Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,127
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,311
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,304
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,752
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,142
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,103
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,611
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,141
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,416
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,467
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	5,180	5,693
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,230	1,236
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	5,000	5,483
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,775
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,175	1,159
		774,449
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Bonds, notes & other debt instruments Georgia 3.27%	Principal amount (000)	Value (000)
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the Campus of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022 (preref. 2015)	$3,000	$3,121
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2024	2,000	2,383
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025	1,000	1,181
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026	4,000	4,669
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027	7,165	8,311
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2032	1,500	1,697
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,500	1,335
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	1,000	1,125
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,578
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	8,140
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	6,156
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,299
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	22,834
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-C, 5.70% 2043	8,000	8,646
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,099
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,641
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,450	8,329
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	10,625	11,669
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,928
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,752
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,897
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,818
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,707
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,185	4,939
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	3,455	3,511
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	4,000	3,962
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	5,000	6,007
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	3,110
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	3,133
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	13,287
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	9,500	10,758
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,759
The Tax-Exempt Bond Fund of America — Page 21 of 63

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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	$2,135	$2,310
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,940	2,212
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,360	1,426
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,165
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,285
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,322
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	4,848
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	10,033
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,656
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	875	890
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	2,050
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	3,625	3,706
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	3,025	3,056
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds (Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.807% 2033[1]	7,000	5,821
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	3,250	3,855
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	6,941
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	26,986
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	13,097
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	7,603
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026	4,500	5,111
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,250	1,399
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033	1,000	1,098
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	3,575	3,854
		316,505
Guam 0.18%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	2,000	2,071
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,202
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,176
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	3,810	4,187
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	1,500	1,678
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	6,350	7,178
		17,492
Hawaii 0.26%
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,134
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	19,461
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,803
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,150
		25,548
The Tax-Exempt Bond Fund of America — Page 22 of 63

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Bonds, notes & other debt instruments Idaho 0.12%	Principal amount (000)	Value (000)
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027	$2,260	$2,547
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025	3,260	3,738
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	5,000	5,291
		11,576
Illinois 8.85%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project), Series 2007, 5.35% 2017	1,495	1,567
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	2,011
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	7,317
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	5,510	6,290
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,818
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,287
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,507
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,471
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	5,918
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 5.00% 2030	1,925	1,949
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2016)	3,000	3,225
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,608
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,402
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	12,500	14,147
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (preref. 2015)	3,100	3,125
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,392
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,000	1,167
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,619
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	4,000	4,475
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,256
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,333
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,163
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,329
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,455
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,052
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,239
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	9,124
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,600
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	14,853
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,429
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,861
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,513
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	5,000	5,287
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2017	4,000	4,400
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,452
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,399
The Tax-Exempt Bond Fund of America — Page 23 of 63

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	$1,500	$1,589
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	3,219
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2042	5,000	5,443
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	438
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2039	3,000	3,312
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,500	3,835
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,168
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,295
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,149
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,796
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,154
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	5,355	5,919
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	3,650	4,087
County of Cook, Sales Tax Rev. Bonds, Series 2012, 5.00% 2037	3,500	3,932
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,240
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-B, National insured, 5.75% 2033	9,630	12,579
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,399
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,985
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,574
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,506
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,762
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	3,298
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,000
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,219
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,154
Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,448
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	3,000	3,476
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,975	2,067
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,475	1,507
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,498
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	4,000	4,318
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	542
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,963
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	19,013
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	10,306
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, 5.00% 2026	11,050	12,012
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.50% 2030	1,500	1,601
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,278
The Tax-Exempt Bond Fund of America — Page 24 of 63

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	$2,700	$3,157
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,742
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,400
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,263
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,473
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,698
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,419
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	2,250	2,654
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	14,370
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,160
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,099
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	4,250	4,318
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,885
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,950	5,513
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	7,500	8,297
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	700	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	8,750	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	—
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,220
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,172
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	704
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,295
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,378
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,392
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	385
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,411
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	726
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,395
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,500	1,687
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,098
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,130
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	7,999
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,530	9,839
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial HealthCare), Series 2013, 5.00% 2037	1,000	1,108
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	16,457
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,730
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,177
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,874
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,335	17,465
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,479
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,841
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	4,755	5,077
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	10,047
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	16,484
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,482
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	2,050
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,140
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,234
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,271
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,930
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,525
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. - Illinois State University Project), Series 2011, 6.75% 2031	1,000	1,160
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. - Illinois State University Project), Series 2011, 7.00% 2043	10,000	11,683
The Tax-Exempt Bond Fund of America — Page 25 of 63

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043	$27,500	$32,234
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	7,890	8,162
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	10,000	10,416
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	4,000	4,231
G.O. Bonds, Series 2014, 5.00% 2039	5,000	5,286
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,207
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,055
G.O. Bonds, Series of May 2014, 5.00% 2026	2,000	2,201
G.O. Bonds, Series of May 2014, 5.00% 2039	4,400	4,657
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,914
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	2,965
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[3]	1,497	1,449
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	405	414
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	1,445	1,468
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.55% 2016	357	362
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds (Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[4]	2,300	667
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	3,100	3,349
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	822	825
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,099
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	4,037
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,816
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	7,790	9,140
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,128
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,753
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,355
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	20,218
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,522
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,155
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,461
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,185
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,146
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,511
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,523
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,816
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,374
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,510
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,389
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,337
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,495
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,243
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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	$10,000	$11,750
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects), Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2025	7,145	7,904
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,108
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.25% 2041	1,750	1,955
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.50% 2031	2,000	2,313
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2039	2,000	2,238
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds, Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,931
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017 (preref. 2015)	1,500	1,581
		856,792
Indiana 2.23%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,154
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,977
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,443
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2009-A, 5.25% 2039	1,000	1,110
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042	1,350	1,473
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,727
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2028	250	296
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,177
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,642
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,121
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,250	1,388
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	6,500	6,895
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	19,329
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,262
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,247
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,662
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,839
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,162
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	17,750	18,146
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,540
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,424
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	3,700	4,004
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	7,398
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2018	1,125	1,191
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	7,500	7,912
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	5,000	5,125
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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2006-B-5, 5.00% 2036	$10,000	$10,519
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2019 (preref. 2015)	4,195	4,297
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,289
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,703
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,103
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	10,420	12,461
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	7,282
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,326
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-A, National insured, 5.60% 2016	1,000	1,079
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,079
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	3,000	3,430
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 2003, AMBAC insured, 5.70% 2017	3,000	3,293
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,309
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	3,010
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030	1,500	1,755
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032	2,000	2,329
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,273
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,235
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,863
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,597
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,301
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,681
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,494
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,737
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,918
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,157
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,172
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2014-A, 1.75% 2025 (put 2018)	1,000	1,006
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018 (preref. 2016)	1,185	1,281
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019 (preref. 2016)	1,245	1,346
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026 (preref. 2016)	4,000	4,324
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	2,070
		215,363
Iowa 0.44%
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	375	395
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[3]	913	850
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	23,000	24,625
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	5,000	5,401
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,123
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Bonds, notes & other debt instruments Iowa (continued)	Principal amount (000)	Value (000)
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	$3,500	$4,036
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,350
		42,780
Kansas 0.52%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,692
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	5,980
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	950
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	560
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	280
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	832
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.25% 2022	2,500	2,572
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	14,500	14,709
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 4.85% 2016	409	418
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	1,894	1,921
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,825	1,855
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	17,713
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	480	501
		49,983
Kentucky 0.48%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	5,000	6,135
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	1,500	1,665
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,122
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,086
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,243
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,230	1,319
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	4,500	4,968
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	5,000	5,700
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,741
		45,979
Louisiana 1.98%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	10,000	10,683
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	4,000	4,263
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,750	2,018
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-A, 5.40% 2038	155	162
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	665	677
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	11,965
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Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	$1,930	$2,046
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	190	202
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	805	843
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039	6,500	7,491
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007 (Go Zone), 5.35% 2041	1,769	1,813
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	10,270	11,686
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,360	27,304
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,100	3,673
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	13,380
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,500	4,153
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,396
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,943
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,833
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,887
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2044	4,000	4,383
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	6,695	7,029
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,740	1,827
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,955
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,852
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,382
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,459
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,581
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,105
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,100	1,186
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	9,325	9,885
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A, 4.85% 2039	320	323
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2024	12,000	12,165
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2025	3,420	3,557
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	7,500	7,937
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	4,500	4,881
		191,925
Maine 0.13%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	9,041
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,244
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	569
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	635	694
		12,548
Maryland 0.63%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	632	643
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,181
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,104
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,716
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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	$2,000	$2,104
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023	1,300	1,407
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,060
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,456
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	2,346
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,574
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045	1,000	1,118
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,100	1,168
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,640
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	3,000	3,363
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	1,315	1,432
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	11,882
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,300	2,314
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,000	1,053
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,199	1,202
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.125% 2040	750	776
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	2,000	2,128
		60,667
Massachusetts 2.43%
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	3,290
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	107
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative), Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,298
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	1,090	1,283
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,082
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,239
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,610
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	5,032
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	16,920	17,201
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.64% 2040 (put 2017)[1]	1,000	1,002
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	19,323
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,000	5,880
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,015
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,568
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	939
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	964
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,142
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	822
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	705	549
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,773	1,380
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	376	293
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,868	9
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,123
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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	$1,000	$1,149
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044	1,000	1,132
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	9,800	11,224
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	8,900
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	7,185	8,394
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,383
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,570
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,500	1,625
Dev. Fin. Agcy., Rev. Bonds (Williams College), Series 2011-N, 0.34% 2041 (put 2017)[1]	2,000	1,997
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	9,006
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,235
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue), Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,237
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2008-O, 6.00% 2036	7,000	8,311
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2007-G-2, Assured Guaranty Municipal insured, 0.40% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,655
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,809
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	12,320	14,405
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2008-T-1, 5.00% 2032	1,050	1,184
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	8,380	9,267
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,496
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,246
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,710	2,824
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,340	1,467
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	3,900	4,293
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	2,575	2,652
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	3,790	3,938
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	12,884
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,304
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	9,250	10,145
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,806
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,979
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,834
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,161
		234,663
Michigan 3.36%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	5,800	5,852
City of Detroit, Distributable State Aid G.O. (Limited Tax) Bonds, Series 2010, 5.25% 2035	10,665	11,426
City of Detroit, G.O. Bonds, Series 2001-A-1, National insured, 5.375% 2018	3,600	3,601
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 0.757% 2032[1]	4,850	4,138
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	5,900	6,344
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	16,000	17,020
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,216
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2016	4,000	4,091
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	$4,920	$5,031
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,221
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	3,871
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	3,971
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,375
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	3,250	3,420
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,259
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,657
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,425	1,541
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,593
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,415
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,072
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	7,989
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	900	1,024
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	2,946
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	467
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,714
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,406
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,904
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	13,054
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,199
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,287
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,379
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,692
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,095
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	2,020	2,087
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	3,705	3,994
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,900
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,869
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,065
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,245
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,197
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,489
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,549
Fin. Auth., Local Government Loan Program Rev. Bonds (Public Lighting Auth. Local Project Bonds), Series 2014-B, 5.00% 2030	1,000	1,106
Fin. Auth., Local Government Loan Program Rev. Bonds (Public Lighting Auth. Local Project Bonds), Series 2014-B, 5.00% 2039	5,600	5,932
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,253
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.00% 2029 (preref. 2018)	2,000	2,541
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	3,000	3,839
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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2025	$500	$589
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,322
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	2,750	3,034
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	5,300	5,674
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,269
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	9,270
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,144
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,500	1,792
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	1,000	854
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	43,205	35,201
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	10,010	9,504
Wayne County Airport Auth. Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	1,900	2,094
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,781
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	8,107
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2021	12,190	14,071
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2022	2,140	2,446
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.50% 2020	9,000	10,831
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-D, 5.00% 2016	1,400	1,524
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,290	1,497
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2042	2,000	2,218
		325,558
Minnesota 0.15%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[3]	8,582	8,217
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	1,320	1,401
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	630	674
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	680	727
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	985	1,049
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	730	773
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Bonds, notes & other debt instruments Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	$980	$1,076
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program - City Living Home Programs), Series 2006-A-3, 5.70% 2027	161	168
		14,085
Mississippi 0.31%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2026	5,065	5,198
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,674
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,914
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	750	796
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	2,310	2,465
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,200	1,302
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	3,312
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	2,077
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	3,635	3,691
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,241
		29,670
Missouri 0.77%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2017	1,000	1,069
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2018	1,500	1,592
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	5,000	5,088
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds, Series 2006, Assured Guaranty insured, 4.00% 2026	1,250	1,250
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,153
Health and Educational Facs. Auth., Health Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,179
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Luke’s Episcopal-Presbyterian Hospitals), Series 2006, 5.00% 2019	2,830	3,026
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,250	2,454
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2027	2,930	3,020
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 4.875% 2037	2,065	2,101
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	4,215	4,287
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	655	668
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	880	933
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	645	709
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,600	1,762
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	1,410	1,440
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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project), Series 2006, National insured, 5.00% 2020	$1,620	$1,693
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,785
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	7,300	7,498
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,310	1,334
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,358
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,543
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,270	7,558
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	3,125	3,783
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,510
		74,793
Nebraska 0.41%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,411
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,461
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	1,000	1,079
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	6,899
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028	10,795	11,834
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,055	1,109
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 2.50% 2035	3,215	3,306
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	1,500	1,572
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	1,000	1,100
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,121
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,966
		39,858
Nevada 1.95%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,743
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	9,055
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,912
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,146
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,696
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	8,165
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	12,714
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,713
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	2,000	2,251
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	10,980	12,383
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	6,590
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	2,111
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2019	3,000	3,490
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,780	3,789
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Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	$1,215	$1,226
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2019	4,075	4,410
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,819
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,063
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	355	368
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	3,830	3,949
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	4,980	4,523
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,480	7,064
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,815	2,815
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,498
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	9,147
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,700
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,954
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,311
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,965
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,117
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,472
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	9,762
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,789
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,546
		188,256
New Hampshire 0.38%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,434
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,472
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.00% 2037	8,500	9,011
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue), Series 2007-A, 5.25% 2028	1,500	1,629
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	2,107
		36,653
New Jersey 2.34%
Camden County Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,533
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	2,000	2,275
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2031	1,000	1,119
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,115
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2033	1,000	1,110
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	1,000	1,105
The Tax-Exempt Bond Fund of America — Page 37 of 63

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Certs. of Part., Series 2008-A, 5.00% 2023	$1,000	$1,086
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015 (escrowed to maturity)	1,500	1,549
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	1,065
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,925	1,983
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	5,250	5,346
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,567
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,529
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	165	167
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	615	653
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018 (preref. 2015)	2,000	2,033
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018 (preref. 2015)	1,500	1,564
Econ. Dev. Auth., School Facs. Construction Notes, Series 2012-H, 0.96% 2017[1]	4,250	4,261
Economic Dev. Auth., Economic Dev. Rev. Ref. Bonds (United Methodist Homes), Series 2014-A, 5.00% 2029	750	825
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	3,000	3,368
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,865
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,778
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	4,033
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	3,979
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,142
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue), Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,109
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue), Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,223
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,000	1,108
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	8,716
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,154
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	8,269
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	43,350	32,532
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,078
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,212
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds) Series 2014-A, 5.00% 2021	2,125	2,439
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,926
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,188
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020 (preref. 2015)	4,000	4,121
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,799
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,109
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,317
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2020	10,000	11,640
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,646
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	23,349
The Tax-Exempt Bond Fund of America — Page 38 of 63

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-A, 5.00% 2042	$2,240	$2,396
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,385
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,144
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.74% 2024 (put 2018)[1]	3,100	3,111
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.68% 2023 (put 2017)[1]	4,015	4,030
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.74% 2024 (put 2018)[1]	3,625	3,638
		226,689
New Mexico 0.13%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	7,003
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.877% 2028[1]	725	721
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,469
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	500	536
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	285	304
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	715	750
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	370	384
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	705	769
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	1,005	1,033
		12,969
New York 5.55%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	1,000	1,101
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,191
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	2,000	2,227
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	2,750	3,061
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	11,000	12,235
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	6,715	7,114
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	593
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,889
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,434
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	11,184
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,997
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,934
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	1,495	1,573
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,314
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,239
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,668
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,600
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	9,128
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	2,500	2,835
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	10,066
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,093
The Tax-Exempt Bond Fund of America — Page 39 of 63

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	$2,500	$2,941
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2038	1,600	1,846
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,654
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,879
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	594
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-B, 5.00% 2024	1,000	1,176
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,188
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	7,115
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,534
Town of Hempstead, Local Dev. Corporation Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	900	1,055
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	6,000	6,674
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	10,953
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[2]	8,500	8,573
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	2,200	2,260
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	3,931
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,441
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,437
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,828
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,185
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,933
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	3,600	3,930
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,132
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,958
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,303
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.01% 2019[1]	8,900	9,047
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.06% 2020[1]	11,100	11,151
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.44% 2026 (put 2017)[1]	500	500
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	2,063
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,069
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,093
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,064
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,726
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2024	2,000	2,404
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	4,250	4,697
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,397
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1G, 0.752% 2026 (put 2015)[1]	5,000	5,018
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,917
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	10,000	12,020
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,143
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,556
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,578
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,486
The Tax-Exempt Bond Fund of America — Page 40 of 63

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	$1,000	$1,180
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	385	398
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims - City of New York), Series 2012-A, 5.00% 2021	2,000	2,400
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020	590	611
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020 (preref. 2015)	1,910	1,980
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021	10	11
City of New York, G.O. Bonds, Fiscal 2006 Series J, 5.00% 2021 (preref. 2016)	3,740	4,018
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.61% 2025[1]	2,350	2,349
City of New York, G.O. Bonds, Fiscal 2013 Series F-1, 5.00% 2037	3,000	3,391
City of New York, G.O. Bonds, Fiscal 2013 Series H, 5.00% 2023	3,855	4,654
City of New York, G.O. Bonds, Fiscal 2013 Series J, 5.00% 2023	500	604
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	3,018
City of New York, G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,361
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,078
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,173
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Fiscal 2006 Series C, 4.75% 2033	5,000	5,261
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2009 Series EE, 5.00% 2018 (escrowed to maturity)	5,000	5,761
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series BB, 5.25% 2044	3,000	3,376
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2007 Series DD, 4.75% 2035	7,500	8,105
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2010 Series FF, 5.00% 2025	2,255	2,634
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2026	2,000	2,375
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2043	2,000	2,201
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,752
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	6,400	7,295
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,183
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,275
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	1,000	1,127
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,771
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,141
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	575
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021 (preref. 2016)	3,500	3,786
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	2,500	2,891
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,768
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,741
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,736
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	3,500	3,526
New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Series 2012-BB, 5.00% 2047	10,000	11,138
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,153
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	8,177
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	15,106
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,750	2,076
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,799
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	2,000	2,110
The Tax-Exempt Bond Fund of America — Page 41 of 63

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	$2,500	$2,760
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,110
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,760
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	2,800	3,243
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,694
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,148
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,000	2,144
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	800	856
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	500	572
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4E, 11.035% 2032 (put 2017)[1]	4,000	4,021
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	3,039
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,878
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,984
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,985
		537,273
North Carolina 0.99%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,251
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,423
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,938
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	876
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2014-A, 5.00% 2032	2,000	2,338
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,520
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,583
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	14,493
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,244
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	11,588
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,575
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	11,072
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,278
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2037	1,000	1,018
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	3,360	3,409
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 0.80% 2033 (put 2017)[1]	1,935	1,930
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	5,000	5,293
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,243
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,932
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	2,500	2,785
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,124
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	5,000	5,773
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,250	1,467
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2023	1,125	1,183
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2024	1,155	1,213
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.00% 2024	1,185	1,244
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Bonds, notes & other debt instruments North Carolina (continued)	Principal amount (000)	Value (000)
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.125% 2021	$500	$531
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project), Series 2006, National insured, 5.125% 2022	1,040	1,100
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,270
		95,694
North Dakota 0.05%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2024	1,210	1,354
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035	700	757
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,425	1,546
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	1,000	1,094
		4,751
Ohio 3.86%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	14,215	16,546
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	17,200	19,272
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,067
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2009-b, 3.10% 2023 (put 2019)	1,000	1,018
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,000	2,059
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031	3,000	3,218
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	16,000	17,811
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	6,433
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,214
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,220
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	30,990	25,491
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	28,380	22,560
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	51,125	44,058
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, National insured, 5.25% 2017	10,000	11,369
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project), Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	4,030
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	6,000	6,661
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	12,354
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,282
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	2,000	2,110
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	8,000	8,286
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,387
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,427
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,318
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	$3,000	$3,377
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,292
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,282
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,979
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,000	2,168
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,475
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035	2,700	2,989
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	4,000	4,431
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,600	1,745
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	5,000	5,587
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,772
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,543
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	9,955	10,199
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,877
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,225
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,317
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,816
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,033
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,604
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	6,092
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2009-E, 5.00% 2039	460	492
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	695	727
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	4,940	5,298
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	625	674
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	360	391
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,020	1,122
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,787
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	3,339
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2020	5,000	5,241
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,193
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,104
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2021	1,660	1,763
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2026	3,250	3,428
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	6,500	6,682
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,516
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	1,495	1,511
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[2]	2,329	2,336
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[2]	3,203	3,310
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group), Series 2006, 5.125% 2021	1,000	1,095
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,176
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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2016	$3,520	$3,779
University of Cincinnati, General Receipts Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,603
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,168
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	418
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	562
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2039	725	794
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2006-A, 3.00% 2019	2,000	2,044
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	5,000	5,312
		373,859
Oklahoma 0.34%
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2014-A, 5.00% 2026	1,000	1,199
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,433
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-A, 5.25% 2029	295	311
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	1,780	1,834
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	890	999
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	950	970
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,066
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.875% 2030	3,000	3,027
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.86% 2023 (put 2018)[1]	8,290	8,310
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,364
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,225
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,499
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,925
		33,162
Oregon 0.11%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	7,080	7,135
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,428
		10,563
Pennsylvania 1.80%
General Auth. of Southcentral Pennsylvania, York County Guaranteed Rev. Bond, Series 2014-A, 5.00% 2044	3,215	3,554
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	10,604
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2008-A, 2.70% 2035 (put 2018)	3,000	3,054
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System), Series 2010-A, 5.00% 2031	$5,000	$5,519
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,665
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project), Series 2008-A, 5.00% 2017	1,070	1,093
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,569
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,474
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,074
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	209
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	435	458
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	750	786
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 1.75% 2033 (put 2015)	500	506
Geisinger Auth., Health System Rev. Bonds (Geisinger Health System), Series 2014-B, 1.175% 2028 (put 2024)[1]	3,500	3,501
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.00% 2018	1,500	1,600
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042	2,500	2,656
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043	2,600	2,841
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	770
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,055
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,350	1,394
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,529
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	4,000	4,179
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,000	1,176
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2009, 5.00% 2020	6,285	7,313
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023	1,100	1,175
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028	1,250	1,363
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,150	1,271
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	2,189
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	7,546
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,755
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,645
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,269
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	541
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,138
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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	$1,000	$1,138
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027	3,000	3,417
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,268
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,262
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,511
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,617
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,100	12,789
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2023	1,180	1,373
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2025	2,000	2,288
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2026	1,000	1,137
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2027	1,000	1,133
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.932% 2024[1]	14,525	13,654
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	11,565
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	11,600	11,627
Susquehanna Area Regional Airport Auth., Subordinate Airport System Rev. Bonds, Series 2012-C, 3.00% 2017	2,490	2,560
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.66% 2017[1]	2,000	2,008
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009-B, 5.00% 2028	4,000	4,548
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	2,575	2,628
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026 (preref. 2016)	2,800	2,975
		173,969
Puerto Rico 0.58%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	4,050
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	6,140	4,370
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	2,000	1,016
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured 5.25% 2036	8,675	8,697
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2017	1,600	1,676
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,599
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,120	1,128
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.25% 2019	880	819
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2017	830	825
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	955	795
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	2,401
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A, FGIC insured, 5.50% 2021	1,500	1,328
Public Improvement Ref. Bonds (G.O. Bonds), Series 2008-A, 5.00% 2023	4,040	3,088
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2020	2,500	2,055
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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	$490	$332
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	6,000	4,224
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	2,000	1,753
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	390
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	4,000	2,858
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	1,500	1,124
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	11,055	8,756
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	4,000	3,063
		56,347
Rhode Island 0.19%
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,410
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,520
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,437
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	6,030	6,398
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	1,060	1,122
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Bryant University), Series 2014, 5.00% 2032	1,000	1,145
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,259
		18,291
South Carolina 1.67%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	21,566
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	5,000	5,428
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020 (preref. 2015)	4,500	4,746
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,970
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds (School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,090
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds (School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,178
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	795	824
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,515	1,526
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	1,190	1,193
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042	4,000	4,754
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	4,420	4,470
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2019	1,000	1,114
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2020	1,265	1,408
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2032	2,000	2,171
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Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	$1,000	$1,089
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	1,615	1,617
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds (School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,479
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds (School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	4,000	4,384
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,816
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	9,400	10,343
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	10,500	11,981
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.0% 2025	2,500	3,012
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.0% 2046	25,000	27,771
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	22,797
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,815
		161,542
South Dakota 0.14%
Building Auth., Rev. Ref. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,779
Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2026	1,400	1,582
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	719
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	832
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,945
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	4,625	5,106
		13,963
Tennessee 0.82%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,990
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,268
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2037	1,200	1,277
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	2,025	2,267
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	3,050	3,364
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	545	581
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	5,925	6,244
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	2,540	2,798
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,558
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,744
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2006-C, 5.25% 2036	540	568
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,320
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,396
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,449
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,442
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	11,191
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,173
		79,630
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Bonds, notes & other debt instruments Texas 9.32%	Principal amount (000)	Value (000)
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project), Series 1998, Assured Guaranty Municipal insured, 5.50% 2015 (escrowed to maturity)	$1,500	$1,513
Arlington Independent School Dist.,Ref. Bonds, Series 2006, 5.00% 2020	160	170
Arlington Independent School Dist.,Ref. Bonds, Series 2006, 5.00% 2020 (preref. 2016)	1,840	1,952
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus), Series 2008, 5.50% 2024	2,770	3,184
Austin Independent School Dist., (Travis County), Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,192
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.125% 2029	1,500	1,726
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2011, 5.00% 2036	3,000	3,387
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,589
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018 (preref. 2016)	1,000	1,062
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019 (preref. 2016)	5,000	5,310
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 5.00% 2035 (preref. 2015)	2,500	2,520
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	6,166
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	12,026
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	13,393
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,000	2,178
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,020
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	3,040
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027	2,300	2,343
Colorado River Municipal Water Dist. Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,386
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2020	2,205	2,429
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2007, 5.00% 2021	2,000	2,202
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2025	2,760	3,173
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	385	422
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018 (preref. 2017)	5	6
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,912
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,166
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	9,792
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,689
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	7,392
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,506
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-G, 5.00% 2025	2,000	2,328
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-G, 5.00% 2035	1,000	1,114
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.25% 2024	5,000	6,035
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	$1,500	$1,563
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022 (preref. 2017)	1,895	2,123
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	5,500	5,593
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,627
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,101
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,726
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,704
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,700
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,949
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	30,800	33,439
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	11,500	12,859
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,325	1,362
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,090	1,120
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043	3,000	3,501
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,408
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	4,108
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035	2,000	2,281
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,104
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015 (preref. 2014)	3,120	3,133
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016 (preref. 2014)	3,000	3,013
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,878
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2027	2,500	2,980
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.44% 2031[1]	11,800	11,800
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	2,500	2,730
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	11,350	12,984
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,670
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	1,000	1,127
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	7,000	7,796
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,253
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project), Series 2013-B, 0.59% 2048 (put 2017)[1]	2,000	2,008
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	2,195	2,389
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	1,835	1,995
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,484
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	9,105
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,266
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,158
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,328
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	$5,305	$6,056
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	5,000	5,729
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	789
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	2,155	2,026
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project), Series 2007, AMBAC insured, 5.00% 2017	1,035	1,146
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties), Series 2006, XLCA insured, 5.00% 2022	5,500	5,859
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	8,059
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,178
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,821
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2034	1,000	1,132
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,294
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,718
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	11,311
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,783
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	7,084
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,637
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,744
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	4,052
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,696
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation, Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,436
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,728
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	2,020
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,261
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,225
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,779
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,727
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,161
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.025% 2027[1]	20,000	18,861
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	7,241
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,176
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	16,735
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	9,081
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,644
New Hope Cultural Education Facs. Fin. Corp., First Mortgage Rev. Ref. Bonds (Morningside Ministries Project), Series 2013, 6.50% 2043	1,000	1,095
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,375
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,955
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	$1,995	$2,156
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,192
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	1,600	1,761
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,790
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	5,590
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds, Series 2011-D, 5.00% 2031	6,500	7,442
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,139
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,788
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,283
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,319
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,656
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,254
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,277
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,254
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,444
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,823
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,907
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,820
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,775
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,859
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.86% 2050 (put 2019)[1]	3,600	3,600
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,644
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,777
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,386
Private Activity Bond Surface Transportation Corp., Rev. Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,250	6,230
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	20	20
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,709
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,272
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,220	1,444
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,368
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,321
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,915	2,238
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	1,540	1,580
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019 (preref. 2015)	4,630	4,752
City of San Antonio, Electric and Gas Systems Rev. Bonds (CPS Energy), Series 2014, 5.00% 2044	3,000	3,384
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	5,000	5,509
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	10,936
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	14,787
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.00% 2020	1,100	1,175
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2021	1,410	1,501
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2023	1,000	1,055
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2007, 5.125% 2036	1,600	1,652
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2017	$275	$279
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2017 (preref. 2015)	1,210	1,227
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	9,869
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	2,000	2,184
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2036	2,000	2,122
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,357
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,136
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,645
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,204
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,328
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	2,025
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	7,445
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	15,323
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Northwest Senior Housing Corp. - Edgemere Project), Series 2006-A, 6.00% 2036	1,000	1,033
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Ref. Bonds, Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,049
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2021	1,400	1,607
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2022	1,000	1,148
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023	1,000	1,148
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,283
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	3,918
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	2,360	2,756
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	5,088
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds, Series 2009-12, 5.00% 2024	2,000	2,277
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	3,000	3,097
Transportation Commission, Central Texas Turnpike System, Rev. Ref. Bonds, Series 2012-A, 4.00% 2038	7,500	7,532
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,050	2,274
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017 (escrowed to maturity)	200	222
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	11,420	13,024
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,286
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	6,375	7,173
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	715
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018 (preref. 2016)	7,500	8,000
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.50% 2025	2,500	2,541
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	5,635	5,704
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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	$1,000	$1,166
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	2,750	3,176
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2025	2,735	3,107
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035	1,000	1,118
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	7,925
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,859
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project), Series 2006-A, National insured, 5.00% 2016 (escrowed to maturity)	1,000	1,080
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project), Series 2006-A, National insured, 5.00% 2019 (preref. 2016)	3,465	3,749
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	7,183
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,503
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,196
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,307
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	239
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018 (preref. 2016)	2,480	2,686
		901,484
Utah 0.06%
Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	645	669
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,098
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	2,016
		5,783
Virgin Islands 0.39%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,760
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,467
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	11,586
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,750	3,046
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	1,105
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	4,000	4,631
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,908
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,067
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017	1,275	1,299
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	2,500	2,637
		37,506
Virginia 0.44%
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	3,500	3,515
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[5]	2,000	1,297
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	3,000	3,148
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	1,500	1,542
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	3,000	3,333
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	2,000	2,197
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2022	655	719
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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	$507	$508
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-B, 6.00% 2028	2,000	2,120
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,083
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,807
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	4,845	5,494
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	155	180
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,675	1,945
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,148
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,600	1,815
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,375	1,554
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,500	1,686
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	4,235	2,909
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	1,000	1,113
		42,113
Washington 3.01%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,072
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,305
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,495
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds, Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,473
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2006-A, 5.00% 2020	4,125	4,440
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2006-A, 5.00% 2020 (preref. 2016)	1,875	2,020
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,156
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	17,000	19,017
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,954
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,990
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,477
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,835
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,416
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,081
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,025
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,868
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,041
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	891
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	3,000	3,354
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	5,653
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,216
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	500	592
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,191
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2014-C, 5.00% 2044	4,500	5,084
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	20,350
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,884
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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	$2,850	$3,202
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,415
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,201
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	15,880	17,631
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	6,000	6,713
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	515	549
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	2,075	2,256
Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	435	457
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	350	365
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,728
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	11,388
King County, Sewer Rev. Ref. Bonds, Series 2013-B, 5.00% 2044	1,500	1,707
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,352
Motor Vehicle Fuel Tax G.O. Ref. Bonds, 5.00% 2025	3,000	3,580
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,649
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	5,838
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,021
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,361
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,559
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,732
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,179
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	9,237
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,333
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,818
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,958
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,256
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	9,940	10,477
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,685
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2029	5,000	5,469
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	2,137
		291,133
West Virginia 0.13%
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,500	11,988
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 0.58% 2041 (put 2019)[1]	675	675
		12,663
Wisconsin 1.91%
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	8,203
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,949
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,910
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	62,892
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,240
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	4,500	4,941
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	2,500	2,764
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	8,296
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	12,269
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Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	$11,855	$12,621
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	12,223
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,104
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,972
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 1998, AMBAC insured, 5.625% 2015	1,130	1,147
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	4,147
Health and Educational Facs. Auth., Rev. Ref. Bonds (Childre’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,528
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,787
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,906
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026 (preref. 2016)	2,250	2,422
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,209
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,075
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-B3, 3.75% 2019	1,000	1,010
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-B2, 4.25% 2020	600	604
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,788
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,313
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	4,107
		184,427
Total bonds, notes & other debt instruments (cost: $8,061,376,000)		8,692,517
Short-term securities 9.40%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.05% 2033[1]	1,400	1,400
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.05% 2033[1]	9,000	9,000
State of Arizona, Maricopa County, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.07% 2029[1]	1,950	1,950
State of California, County of Los Angeles, 2014-15 Tax and Rev. Anticipation Notes, 1.50% 2015	24,825	25,058
State of California, County of Ventura, 2014-15 Tax and Rev. Anticipation Notes 1.50% 2015	20,000	20,188
State of California, Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2005-H, Bank of America LOC, 0.05% 2035[1]	5,450	5,450
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.06% 2026[1]	2,600	2,600
State of California, Rev. Anticipation Notes, Series 2014-15, 1.50% 6/22/2015	100,000	100,894
State of California, Sacramento Municipal Utility Dist. Fncg. Auth., Electric Rev. Bonds, Series 2012-L, US Bank LOC, 0.05% 2041[1]	11,400	11,400
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2014-A, 1.50% 6/26/2015	56,000	56,521
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue), Series 2014-C, 0.04% 2025[1]	10,000	10,000
State of District of Columbia, Demand Rev. Ref. Bonds (American University Issue), Series 2008, JPMorgan Chase LOC, 0.08% 2038[1]	3,750	3,750
State of Florida, Sarasota County, Public Hospital Dist., Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project), Series 2009-B, JPMorgan Chase LOC, 0.07% 2037[1]	9,500	9,500
State of Idaho, Tax Anticipation Notes, Series 2014, 2.00% 6/30/2015	8,550	8,660
State of Illinois, City of Chicago, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.08% 2042[1]	2,300	2,300
State of Illinois, City of Chicago, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.08% 2042[1]	12,000	12,000
The Tax-Exempt Bond Fund of America — Page 58 of 63

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 0.08% 2043[1]	$5,650	$5,650
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.04% 2044[1]	3,000	3,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-B, Wells Fargo LOC, 0.04% 2044[1]	6,400	6,400
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System), Series 2009-B, JPMorgan Chase LOC, 0.07% 2035[1]	1,900	1,900
State of Iowa, Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project), Series 2008, Wells Fargo Bank LOC, 0.07% 2031[1]	935	935
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.05% 2038[1]	3,200	3,200
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.05% 2038[1]	2,610	2,610
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.04% 2019[1]	2,900	2,900
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.05% 2035[1]	4,200	4,200
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.06% 2026[1]	6,050	6,050
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2014-B, 1.50% 5/28/2015	21,000	21,172
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2014-C, 1.50% 6/25/2015	21,000	21,193
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Dana Farber Cancer Institute Issue), Series 2008-L1, JPMorgan Chase LOC, 0.04% 2046[1]	20,000	20,000
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue), Series 2008-K, 0.07% 2037[1]	2,000	2,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series J-2, 0.05% 2031[1]	15,070	15,070
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-B, 0.05% 2032[1]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-A, 0.05% 2030[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-C, 0.07% 2030[1]	2,900	2,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.05% 2030[1]	3,400	3,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.05% 2030[1]	4,900	4,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.04% 2035[1]	7,500	7,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-H, 0.04% 2035[1]	7,200	7,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.04% 2035[1]	1,590	1,590
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.06% 2035[1]	8,050	8,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.05% 2035[1]	16,210	16,210
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.04% 2035[1]	1,800	1,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.05% 2035[1]	11,880	11,880
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.08% 2030[1]	5,300	5,300
The Tax-Exempt Bond Fund of America — Page 59 of 63

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds (Saint Louis University), Series 2008-A-2, 0.04% 2035[1]	$2,100	$2,100
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds (Washington University), Series 1996-B, 0.06% 2030[1]	2,500	2,500
State of Montana, Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2003, 0.08% 2025[1]	2,260	2,260
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-A, 0.08% 2031[1]	4,600	4,600
State of New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds, Series 2006-A-4, Wells Fargo & Co. LOC, 0.05% 2027[1]	4,000	4,000
State of New Jersey, South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2009-A-4, 0.05% 2039[1]	9,920	9,920
State of New Jersey, Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.06% 2032[1]	6,250	6,250
State of New York, City of New York, G.O. Bonds, Fiscal 1999 Series B-2, JPMorgan Chase LOC, 0.05% 2023[1]	1,550	1,550
State of New York, City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.06% 2038[1]	12,000	12,000
State of New York, City of New York, G.O. Bonds, Series 2014-B, 2.00% 08-01-2015	7,570	7,675
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.07% 2037[1]	3,000	3,000
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 0.07% 2037[1]	6,200	6,200
State of New York, Dormitory Auth., Rev. Bonds (St. John’s University), Series 2008-B-1, Bank of America LOC, 0.08% 2034[1]	9,715	9,715
State of New York, Housing Fin. Agcy, Gotham West Housing Fin. Agcy. Rev. Bonds, Series 2011-A-1, Wells Fargo & Co. LOC, 0.05% 2045[1]	8,535	8,535
State of New York, Housing Fin. Agcy., 2180 Broadway Housing Rev. Bonds, Series 2011-A, Wells Fargo Bank LOC, 0.05% 2044[1]	10,000	10,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Fiscal 2003 Series A, Subseries F-1-A, 0.05% 2035[1]	10,000	10,000
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.06% 2022[1]	10,240	10,240
State of New York, Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-1, JPMorgan Chase LOC, 0.05% 2035[1]	13,970	13,970
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.04% 2045[1]	6,500	6,500
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2014-A, 2.00% 6/15/2015	14,850	15,027
State of South Carolina, Educational Facs. Auth. for Private Nonprofit Institutions of Higher Learning, Rev. Ref. Improvement Bonds (Anderson College Project), Series 2004-A, Bank of America LOC, 0.09% 2025[1]	1,200	1,200
State of South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part. (Convention Center Complex Projects), Series 2005, Bank of America LOC, 0.06% 2019[1]	3,050	3,050
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.08% 2033[1]	770	770
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2004, Bank of America LOC, 0.08% 2034[1]	1,715	1,715
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds, Series 2008, Bank of America LOC, 0.08% 2038[1]	830	830
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.08% 2034[1]	1,035	1,035
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.08% 2032[1]	3,400	3,400
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.07% 2031[1]	2,400	2,400
The Tax-Exempt Bond Fund of America — Page 60 of 63

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 0.07% 2031[1]	$3,935	$3,935
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-B-1, JPMorgan Chase LOC, 0.07% 2031[1]	8,835	8,835
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	240,400	243,169
State of Virginia, Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.06% 2035[1]	615	615
State of Virginia, Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.08% 2026[1]	3,800	3,800
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1984-B, 0.06% 11/1/2014[1]	1,000	1,000
State of Wyoming, Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1984A, 0.06% 2014[1]	2,700	2,700
State of Wyoming, Sublette County, Pollution Control Rev. Bonds (Exxon Project), Series 1984, 0.04% 11/1/2014[1]	6,700	6,700
Total short-term securities (cost: $909,820,000)		909,877
Total investment securities 99.23% (cost: $8,971,196,000)		9,602,394
Other assets less liabilities 0.77%		74,943
Net assets 100.00%		$9,677,337

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $124,526,000, which represented 1.29% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Step bond; coupon rate will increase at a later date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles ("U.S. GAAP"). The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
The Tax-Exempt Bond Fund of America — Page 61 of 63

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2014, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$671,772
Gross unrealized depreciation on investment securities	(35,108)
Net unrealized appreciation on investment securities	636,664
Cost of investment securities	8,965,730

Key to abbreviations
Agcy. = Agency	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
The Tax-Exempt Bond Fund of America — Page 62 of 63

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-019-1214O-S42257	The Tax-Exempt Bond Fund of America — Page 63 of 63

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: December 29, 2014